Segmented Information - Summary of Results by Business Segment (Detail) - CAD ($) $ in Millions		3 Months Ended		6 Months Ended
		Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2020	Oct. 31, 2020
Disclosure of operating segments [line items]
Net interest income (loss)		$ 5,835	$ 6,200	$ 11,865	$ 12,369
Non-interest income (loss)		4,393	4,328	9,175	8,768
Total revenue		10,228	10,528	21,040	21,137
Provision for (recovery of) credit losses		(377)	3,218	(64)	4,137
Insurance claims and related expenses		441	671	1,221	1,451
Non-interest expenses		5,729	5,121	11,513	10,588
Income (loss) before income taxes and share of net income from investment in Schwab and TD Ameritrade		4,435	1,518	8,370	4,961
Provision for (recovery of) income taxes		962	250	1,789	909
Net income	[1],[2]	3,695	1,515	6,972	4,504
Total assets		1,669,058	1,673,745	1,669,058	1,673,745	$ 1,715,865
Schwab and TD Ameritrade [member]
Disclosure of operating segments [line items]
Share of net income from investment in Schwab and TD Ameritrade		222	247	391	452
Canadian Retail [member]
Disclosure of operating segments [line items]
Net interest income (loss)		2,873	3,002	5,851	6,169
Non-interest income (loss)		3,189	3,021	6,556	6,109
Total revenue		6,062	6,023	12,407	12,278
Provision for (recovery of) credit losses		(37)	1,153	105	1,544
Insurance claims and related expenses		441	671	1,221	1,451
Non-interest expenses		2,689	2,588	5,343	5,224
Income (loss) before income taxes and share of net income from investment in Schwab and TD Ameritrade		2,969	1,611	5,738	4,059
Provision for (recovery of) income taxes		787	439	1,519	1,098
Net income		2,182	1,172	4,219	2,961
Total assets		486,910	443,828	486,910	443,828
U.S. Retail [member]
Disclosure of operating segments [line items]
Net interest income (loss)		1,950	2,311	3,981	4,507
Non-interest income (loss)		663	491	1,316	1,197
Total revenue		2,613	2,802	5,297	5,704
Provision for (recovery of) credit losses		(213)	1,137	(78)	1,456
Non-interest expenses		1,594	1,680	3,282	3,273
Income (loss) before income taxes and share of net income from investment in Schwab and TD Ameritrade		1,232	(15)	2,093	975
Provision for (recovery of) income taxes		162	(117)	232	(72)
Net income		1,316	336	2,316	1,482
Total assets		550,878	536,865	550,878	536,865
U.S. Retail [member] | Schwab and TD Ameritrade [member]
Disclosure of operating segments [line items]
Share of net income from investment in Schwab and TD Ameritrade		246	234	455	435
Wholesale Banking [member]
Disclosure of operating segments [line items]
Net interest income (loss)		648	493	1,309	850
Non-interest income (loss)		509	768	1,158	1,457
Total revenue		1,157	1,261	2,467	2,307
Provision for (recovery of) credit losses		(63)	374	(43)	391
Non-interest expenses		705	616	1,416	1,268
Income (loss) before income taxes and share of net income from investment in Schwab and TD Ameritrade		515	271	1,094	648
Provision for (recovery of) income taxes		132	62	274	158
Net income		383	209	820	490
Total assets		487,415	554,898	487,415	554,898
Corporate [member]
Disclosure of operating segments [line items]
Net interest income (loss)		364	394	724	843
Non-interest income (loss)		32	48	145	5
Total revenue		396	442	869	848
Provision for (recovery of) credit losses		(64)	554	(48)	746
Non-interest expenses		741	237	1,472	823
Income (loss) before income taxes and share of net income from investment in Schwab and TD Ameritrade		(281)	(349)	(555)	(721)
Provision for (recovery of) income taxes		(119)	(134)	(236)	(275)
Net income		(186)	(202)	(383)	(429)
Total assets		143,855	138,154	143,855	138,154
Corporate [member] | Schwab and TD Ameritrade [member]
Disclosure of operating segments [line items]
Share of net income from investment in Schwab and TD Ameritrade		$ (24)	$ 13	$ (64)	$ 17

[1]	Certain comparative amounts have been reclassified to conform with the presentation adopted in the current period.
[2]	The amounts are net of income tax provisions (recoveries) presented in the following table.